united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 6/30/18

Item 1. Reports to Stockholders.

Power Income Fund
Class	A:	PWRAX
Class	C:	PWRCX
Class	I:	PWRIX

Power Dividend Index Fund
Class	A:	PWDAX
Class	C:	PWDCX
Class	I:	PWDIX

Power Dividend Mid-Cap Index Fund
Class	A:	PMCAX
Class	C:	PMCCX
Class	I:	PMCIX

Power Floating Rate Index Fund
Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

Power Momentum Index Fund
Class	A:	MOJAX
Class	C:	MOJCX
Class	I:	MOJOX

Annual Report
June 30, 2018

1-877-7PWRINC
1-877-779-7462

www.powermutualfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund or Power Momentum Index Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

POWER INCOME FUND, POWER DIVIDEND INDEX FUND,

POWER MOMENTUM INDEX FUND, POWER DIVIDEND

MID-CAP INDEX FUND, & POWER FLOATING RATE INDEX FUND

ANNUAL LETTER TO SHAREHOLDERS

By Jeffrey R. Thompson, CEO & Portfolio Manager

August 24, 2018

Dear Investors,

We are pleased to address our eighth annual letter to shareholders for the Power Income Fund, fifth for the Power Dividend Index Fund, second for the Power Momentum Index Fund, and first one for the Power Dividend Mid-Cap Index Fund and Power Floating Rate Index Fund.

The Power Income Fund’s objective is total return from income and capital appreciation with the preservation of capital a secondary objective. The Fund seeks to beat an index of all bonds, corporate and government (Bloomberg Barclays Capital U.S. Aggregate Bond Index) over a full market cycle. Included below is the performance during the period from June 30, 2017 through June 30, 2018 and year-to-date through June 30, 2018 for the Power Income Fund’s various share classes and respective fixed income indices performance:

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com

Returns for Period June 30, 2017 to June 30, 2018 and Year-to-Date through June 30, 2018

	One Year	YTD
Power Income Fund - Class A	-0.72%	-1.49%
Power Income Fund - Class A with load	-5.69%	-6.37%
Power Income Fund - Class C	-1.41%	-1.86%
Power Income Fund - Class I	-0.47%	-1.46%
Bloomberg Barclays Capital U.S. Aggregate Bond Index	-0.40%	-1.62%
BofA Merrill Lynch U.S. High Yield Master II Index	2.53%	0.07%
Source: Gemini Fund Services

The Power Income Fund employs a “Tactical” approach to investing. The Fund generally invests in high yield bond funds and/ or money market funds utilizing a proprietary defensive trading system to determine the investments. The system indicates whether it is time to be invested in the high yield asset class or money markets. The purpose of switching between these two investments is an attempt to minimize losses during a downturn and participate in gains during upturns. In addition, the “Tactical” approach can utilize a hedging strategy utilizing mutual funds with an inverse relationship to the high yield asset class or short sell high yield Exchange Traded Funds (ETFs). Hedging may be utilized to offset a long position to attempt to bring the Fund to a market neutral position.

The Power Dividend Index Fund’s primary objective is total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the fund. The Fund seeks to beat the total return performance of the S&P 500 Total Return Index over a full market cycle on a risk-adjusted basis. Included below is the performance during the period from June 30, 2017 through June 30, 2018 and year-to-date through June 30, 2018 for the Power Dividend Index Fund’s various share classes and the S&P 500 Total Return Index:

Returns for Period June 30, 2017 to June 30, 2018 and Year-to-Date through June 30, 2018

	One Year	YTD
Power Dividend Index Fund - Class A	1.65%	-6.03%
Power Dividend Index Fund - Class A with load	-3.44%	-10.75%
Power Dividend Index Fund - Class C	0.85%	-6.41%
Power Dividend Index Fund - Class I	1.84%	-5.89%
S&P 500 Total Return Index	14.37%	2.65%
Source: Gemini Fund Services

W.E. Donoghue & Co., LLC (W.E. Donoghue) primarily utilizes technical trend analysis to determine its investment allocations and does not make market predictions. The Power Dividend Index Fund seeks to replicate the W.E. Donoghue Power Dividend Total Return Index. The index is a combination of a rules-based mechanical quantitative index with a technically driven tactical overlay.

Index Description. W.E. Donoghue’s Power Dividend Index (PWRDXTR) uses the total return variation of the S-Network Sector Dividend Dogs Total Return Index (SDOGXTR) to signal investment into and out of equities.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com

Index Methodology. PWRDXTR uses a proprietary methodology to trigger allocations between an equally weighted portfolio of stocks that are assembled according to the Sector Dividend Dogs Index (SDOGX) methodology and 1-3 Year U.S. Treasury Bonds. The SDOGX methodology employs a systematic approach to identify the five stocks in each of the ten S&P 500 sectors with the highest dividend yields. This methodology is designed to convey the benefits of high dividend yield, sector diversification and equal weighting. The tactical overlay for allocating between either stocks or cash equivalents is based on exponential moving average crossovers.

Rebalancing. The underlying equity portfolio (SDOGX) rebalances quarterly, at the close of trading on the third Friday of the last month of each calendar quarter. The Power Dividend Index Fund will implement this rebalance to be positioned on the following Monday at the open.

The Power Momentum Index Fund’s primary investment objective is capital growth with a secondary objective of generating income. The Fund seeks to beat the total return performance of the S&P 500 Total Return Index over a full market cycle on a risk-adjusted basis. Included below is the performance during the period from inception, December 23, 2017, through June 30, 2018 and year-to-date through June 30, 2018 for the Power Momentum Index Fund’s various share classes and the S&P 500 Total Return Index:

Returns for Period December 23, 2017 to June 30, 2018 and Year-to-Date through June 30, 2018

	One Year	YTD
Power Momentum Index Fund - Class A	8.99%	-2.03%
Power Momentum Index Fund - Class A with load	3.51%	-6.92%
Power Momentum Index Fund - Class C	8.11%	-2.41%
Power Momentum Index Fund - Class I	9.30%	-1.82%
S&P 500 Total Return Index	14.37%	2.65%
Source: Gemini Fund Services

W.E. Donoghue primarily utilizes technical trend analysis to determine its investment allocations and does not make market predictions. The Power Momentum Index Fund seeks to replicate the W.E. Donoghue Power Momentum Total Return Index. The index is a combination of a rules-based mechanical quantitative index with a technically driven tactical overlay.

Index Description. W.E. Donoghue’s Power Momentum Index (PWRMOXTR) uses the total return variation of the S-Network Sharpe Ratio Large Cap Index (SHRPXTR) to signal investment into and out of the SHRPXTR Index. The index is reconstituted on a quarterly basis.

Index Methodology. PWRMOXTR uses a proprietary methodology to trigger allocations between an equally weighted portfolio of stocks that are assembled according to the Sharpe Ratio Index (SHRPX) methodology and 1-3 year U.S. Treasury Bonds. The SHRPX methodology employs a systematic approach to identify the five stocks in each of the ten S&P 500 GICS (Global Investment Classification System) sectors with the highest Sharpe Ratios. This methodology is designed to convey the benefits of high Sharpe Ratio, sector diversification, and equal weighting. The tactical overlay for allocating between either stocks or bonds is based on intermediate-term linear weighted moving average crossovers that are applied to each of the respective 10 GICS sectors.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com

Rebalancing. The underlying equity portfolio (SHRPX) rebalances quarterly, at the close of trading on the third Friday of the last month of each calendar quarter. The Power Momentum Index Fund will implement this rebalance to be positioned on the following Monday at the open.

The Power Dividend Mid-Cap Index Fund’s primary investment objective is to maximize total return from income and capital appreciation with the preservation of capital as a secondary objective.

The Fund seeks to beat the total return performance of the S&P MidCap 400 Total Return Index over a full market cycle on a risk-adjusted basis. Included below is the performance during the period from inception, December 27, 2017, through June 30, 2018 and year-to-date through June 30, 2018 for the Power Dividend Mid-Cap Index Fund’s various share classes and the S&P MidCap 400 Total Return Index:

Returns for Period December 27, 2017 to June 30, 2018 and Year-to-Date through June 30, 2018

	Since
	Inception	YTD
Power Dividend Mid-Cap Index Fund - Class A	-0.80%	-0.70%
Power Dividend Mid-Cap Index Fund - Class A with load	-5.79%	-5.70%
Power Dividend Mid-Cap Index Fund - Class C	-1.23%	-1.13%
Power Dividend Mid-Cap Index Fund - Class I	-0.64%	-0.54%
S&P MidCap 400 Total Return Index	3.27%	3.49%
Source: Gemini Fund Services

W.E. Donoghue primarily utilizes technical trend analysis to determine its investment allocations and does not make market predictions. The Power Dividend Mid-Cap Index Fund seeks to replicate the W.E. Donoghue Power Dividend Mid-Cap Total Return Index. The index is a combination of a rules-based mechanical quantitative index with a technically driven tactical overlay.

Index Description. W.E. Donoghue’s Power Dividend Mid-Cap Total Return Index (PWRMDXTR) uses the total return variation of the S-Network Mid-Cap Dividend Index (SNMDIVTR) to signal investment into and out of equities. The index is reconstituted on an annual basis.

Index Methodology. PWRMOXTR uses a proprietary methodology. The index employs an intermediate term tactical overlay to determine whether to be in a bullish or defensive posture. The tactical overlay will shift the assets to short-term treasuries predicated upon technical analysis, should market conditions warrant. When in a bullish posture, the index methodology selects 50 stocks derived from eleven of the Global Industry Classification Standard (GICS) sectors that make up the S-Network Mid-Cap Dividend Index which offer the highest dividend yields as of the last trading day of May. The index is cap weighted into the following eleven GICS sectors: Consumer Discretionary, Consumer Staples, Energy, Financials, Healthcare, Industrials, Information Technology, Materials, Telecommunications, REITs, and Utilities. The index will carry a minimum 4% weight and a maximum of 20% weight to each sector (Information Technology & Telecommunications are combined for these calculations). All constituents of W.E. Donoghue Power Dividend Mid-Cap Index must be constituents of the S-Network Mid-Cap 500 Index with the exception of the REIT sector. When in a defensive position, the index will be invested in the S&P U.S. Treasury Bond 1-3 Year Index.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com

Rebalancing. The underlying equity portfolio (SNMDIV) rebalances quarterly, at the close of trading on the third Friday of the last month of each calendar quarter. The Power Dividend Mid-Cap Index Fund will implement this rebalance to be positioned on the following Monday at the open.

The Power Floating Rate Index Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.

The Fund seeks to beat the total return performance of the S&P/LSTA U.S. Leveraged Loan 100 Index over a full market cycle on a risk-adjusted basis. Included below is the performance during the period from inception, December 27, 2017, through June 30, 2018 and year-to-date through June 30, 2018 for the Power Floating Rate Index Fund’s various share classes and the S&P/LSTA U.S. Leveraged Loan 100 Total Return Index:

Returns for Period December 27, 2017 to June 30, 2018 and Year-to-Date through June 30, 2018

	Since
	Inception	YTD
Power Floating Rate Index Fund - Class A	0.17%	0.17%
Power Floating Rate Index Fund - Class A with load	-4.87%	-4.87%
Power Floating Rate Index Fund - Class C	-0.11%	-0.01%
Power Floating Rate Index Fund - Class I	0.66%	0.76%
S&P/LSTA U.S. Leveraged Loan 100 Index	1.88%	1.82%
Source: Gemini Fund Services

W.E. Donoghue primarily utilizes technical trend analysis to determine its investment allocations and does not make market predictions. The Power Floating Rate Index Fund seeks to replicate the W.E. Donoghue Power Floating Rate Total Return Index. The index is a combination of a rules-based mechanical quantitative index with a technically driven tactical overlay.

Index Description. The W.E. Donoghue Power Floating Rate Total Return Index uses the total return variation of the S-Network Floating Rate Fund Index (SNFLXTR) to signal investment into and out of the securities.

Index Methodology. The W.E. Donoghue Power Floating Rate Index uses a proprietary methodology based on exponential moving average crossovers to trigger allocations between the S-Network Floating Rate Fund Index and the S&P U.S. Treasury Bond 1-3 Year Index. The W.E. Donoghue Floating Rate Index is a rules-based index calculated by Standard and Poor’s Custom Indexes. The index will direct investments into a selection of floating rate mutual funds/ ETFs and High Yield Bond ETFs when in a bullish position. When in a defensive position, the index will be invested in the S&P U.S. Treasury Bond 1-3 Year Index. The index employs a short-term and intermediate-term tactical overlay to determine whether to be in a bullish or defensive posture. Each tactical overlay will trigger 50% of the index into a defensive position, should market conditions warrant. When the index is in a 100% bullish posture, the index will apply 1.2x leverage. When any defensive position is taken in the index, the leverage will be removed.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com

Rebalancing. The underlying equity portfolio (SNFLXTR) rebalances quarterly, at the close of trading on the third Friday of the last month of each calendar quarter. The Power Floating Rate Index Fund will implement this rebalance to be positioned on the following Monday at the open.

THE YEAR IN REVIEW

The financial markets over the last year through June 30, 2018 can really be described as two separate halves. The third quarter of 2017 can be remembered by many as a time of turbulent weather with Hurricanes Harvey, Irma and Maria imposing devastation on Texas, Florida, and Puerto Rico. On the contrary, during the third quarter and the second half of 2017 (much the same as the calendar year), the financial market environment could be described as eerily calm. The entire year could be remembered as one of extremely low volatility. Globally, the international markets were being fueled by a weakening dollar. All major equity asset classes such as U.S. Large-Cap Stocks, Mid-Cap Stocks, Small-Cap Stocks, Real Estate Stocks, Non-U.S. Developed International Stocks, and Emerging Market Stocks were in the black and performed well in the second half of 2017. Further, with a stable interest rate environment, high-quality corporate bonds, governments bonds, and high yield bonds all were in the black. Lastly, in general, commodities and particularly gold were in positive territory as well. With years of global central bank accommodation, the economic backdrop had clearly become a Goldilocks environment. U.S. unemployment has been and still remains very low. Further, interest rates remain globally at very low levels. This created an extremely benign environment of historically low volatility.

Over the trailing twelve months as is evidenced in the chart below, clearly the second half of 2017 fared better than the first half of 2018:

Source: Bloomberg Finance L.P.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com

Volatility Returned in the First Quarter of 2018

The equity markets began the year in January at the same place they left off in 2017. The markets were showing signs of strength and were performing remarkably well. The market was clearly getting ahead of itself and began to get parabolic. Unfortunately, part of investing in equities comes with the reality that the stock market cannot go straight up without corrections along the way. Volatility returned to the capital markets in the first quarter of 2018. The first quarter of 2018 saw a significant uptick in volatility as is evidenced in the following chart on the VIX (a measurement of stock market volatility):

Source: Bloomberg Finance L.P.

As can be seen above the VIX had been hovering in the 10 range for most of the trailing year. However, in February it spiked to over 37. There were a number of contributing factors that were likely driving the uptick in volatility. First, the Trump administration has been continuing to wage its potential trade war against China regarding fair trade practices with the possibility of imposing tariffs on imported goods. This, of course, has retaliatory considerations which have already been brought forth from China. The market is clearly reacting to the possible impact on U.S. corporations for potential earnings impact as well as overall trade. Second, the Federal Reserve Board continues to normalize interest rates by raising short-term interest rates. The Fed has recently raised rates for the 7th time since December of 2015. The Fed Funds rate currently stands between 1.75%-2.00%. In addition, the Fed has been rolling off $10 billion per month in maturing Treasury Notes without reinvesting the proceeds back into treasuries. This is coming at a time where the Treasury will need to be issuing more treasuries to accommodate the Trump expected budget deficit.

Bottom line, interest rates are likely going higher, and the Fed is choreographing at least two more rate hikes by year’s end. Third, the market has been at elevated levels and was due for a corrective pullback.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com

The following chart reflects the pullback experienced in the SDOGXTR index which is the underlying component of the Power Dividend Index:

Source: Bloomberg Finance L.P.

The second quarter continued to experience market volatility as concerns have been elevated due to the Federal Reserve continuing to raise short-term interest rates. Clearly, this volatility brought challenges for some of our trend following strategies. The Fed raised the Fed Funds rate in June for the seventh time since December of 2015, bringing short-term rates between 1.75% and 2%. This factor combined with concerns over the possibility of a global economic slowdown, particularly in Germany and Japan, has put some short-term wind behind the U.S. Dollar, at the least.

This has put pressure on export-driven economies such as the emerging markets. However, global growth continues to be strong overall, but there appear to be later cycle developments, particularly in the U.S.

During the past quarter, domestically, the economy continued to benefit from tax cuts as well as fiscal stimulus. Unfortunately, the Trump administration wasn’t all too kind to the markets as the President continued to provide saber rattling regarding trade protectionism and the potential for increased tariffs.

Weakness was evident in the bond market (Bloomberg Barclays US Aggregate Bond Index) as higher quality areas such as investment grade corporate bonds and treasuries experienced weakness. The issues facing bonds can be attributable to the Fed continuing to raise interest rates. Credit areas such as high yield bonds and bank loans, which are generally less interest rate sensitive, fared better during the quarter. Further, in the international markets, both developed international markets (MSCI EAFE Index) and emerging markets struggled, and both had a negative quarter. Clearly, the combination of the strength in the dollar and the Federal Reserve raising interest rates were impactful. The price activity in the international markets is contrary to what we saw in 2017 where foreign stocks were leading the way. Domestically, Small-Caps continued to outperform both Mid- and Large-Caps.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com

Chart: Growth vs. Value

Source: Bloomberg Finance L.P.

Is Mean Reversion on Deck for Large-Cap Value?

Similar to what we saw in 2015, Large-Cap Growth continued to outperform Large-Cap Value and in an impressive way. As is depicted in the chart Growth vs. Value, which reflects the year to date (through 7/18/18) performance of the S&P 500 Growth vs. Value indices, Growth has significantly outperformed Value by about 12%.

Often this disparity in performance corrects itself in the form of mean reversion as we saw in 2015 into 2016. In 2016 Large-Cap Value returned about 17% vs. about 7% for Large Cap Growth. This reversion to the mean effect could bode well for Large-Cap Value moving forward and particularly deep Value which could potentially be an opportune time for the Power Dividend Index Fund moving forward.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com

Is the Market Breadth Indicative of Further Strength?

As of 6/30/2018 Source: Bloomberg Finance L.P.

As is evidenced in the chart above, clearly not all sectors have been performing well. Out of the 11 Global Industry Classification Sectors (REITs recent addition), 5 are experiencing negative returns year to date. This clearly warrants caution. Further, as can be seen in the below chart, the S&P 500 returns year to date can be largely attributed to a handful of stocks in the technology or consumer discretionary sector:

As of 6/30/2018 Source: Bloomberg Finance L.P.

Cautiously Optimistic

Overall the trailing year, as has been expressed, was a period of two separate environments. The second half of 2017 was experiencing a continuation of the strength seen in the first half. In general, the benign

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com

environment was conducive to the Power Funds. However, as volatility picked up in the first quarter of 2018, the tactical strategies being offered in the Funds did react accordingly. The Power Dividend Index Fund did issue a sell signal in the second quarter. The Power Momentum Index Fund, as well as the Power Income Fund, did shift away from risk as well. The Power Dividend Mid-Cap Index Fund and the Power Floating Rate Index Fund stayed the course as the technical indicators within those strategies were not triggered. The first half of 2018 has proved challenging for some of the Funds. However, we are beginning to see strength in all of the strategies and believe that the market breadth will pick up as we head into the second half of the year. We are cautiously optimistic about the overall financial markets but will be monitoring our signals vigilantly as the combination of a less accommodative Fed, and an uptick in geopolitical concerns particularly with the Trump administration could provide some headwind. Further, as we are in our 10th year of this bull market cycle, we believe now more than ever having the ability to be tactical, and de-risk, as the markets warrant, will be critical in the coming years.

DIVIDENDS AND DISTRIBUTIONS

In accordance with the Funds’ policies and prospectuses the Power Dividend Index Fund, Power Income Fund, Power Floating Rate Index Fund, Power Dividend Mid-Cap Index Fund, and Power Momentum Fund did make the following dividend and capital gain distributions for each of the respective share classes:

Power Income Fund (A Shares)
	Short-Term	Dividend
Distribution Date	Capital Gains	Income	Distribution Total
9/28/2017	0	0.0788	0.0788
12/27/2017	0	0.0797	0.0797
3/28/2018	0	0.0533	0.0533
6/28/2018	0	0.0687	0.0687

Power Income Fund (C Shares)
	Short-Term	Dividend
Distribution Date	Capital Gains	Income	Distribution Total
9/28/2017	0	0.0644	0.0644
12/27/2017	0	0.0613	0.0613
3/28/2018	0	0.0359	0.0359
6/28/2018	0	0.0506	0.0506

Power Income Fund (I Shares)
	Short-Term	Dividend
Distribution Date	Capital Gains	Income	Distribution Total
9/28/2017	0	0.0851	0.0851
12/27/2017	0	0.0863	0.0863
3/28/2018	0	0.0590	0.0590
6/28/2018	0	0.0755	0.0755

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com

Power Dividend Index Fund (A Shares)
	Short-Term Capital	Dividend
Distribution Date	Gains	Income	Distribution Total
9/28/2017	0	0.0687	0.0687
12/27/2017	0.0860	0.0724	0.1584
3/28/2018	0	0.0807	0.0807
6/28/2018	0	0.0485	0.0485

Power Dividend Index Fund (C Shares)
	Short-Term Capital	Dividend
Distribution Date	Gains	Income	Distribution Total
9/28/2017	0	0.0480	0.0480
12/27/2017	0.0860	0.0494	0.1354
3/28/2018	0	0.0584	0.0584
6/28/2018	0	0.0287	0.0287

Power Dividend Index Fund (I Shares)
	Short-Term Capital	Dividend
Distribution Date	Gains	Income	Distribution Total
9/28/2017	0	0.0760	0.0760
12/27/2017	0.0860	0.0802	0.1662
3/28/2018	0	0.0882	0.0882
6/28/2018	0	0.0586	0.0586

Power Momentum Fund (A Shares)
	Short-Term Capital	Dividend
Distribution Date	Gains	Income	Distribution Total
12/27/2017	0.4980	0	0.4980
3/28/2018	0	0	0
6/28/2018	0	0	0

Power Momentum Fund (C Shares)
	Short-Term Capital	Dividend
Distribution Date	Gains	Income	Distribution Total
12/27/2017	0.4980	0	0.4980
3/28/2018	0	0	0.0000
6/28/2018	0	0	0.0000

Power Momentum Fund (I Shares)
	Short-Term Capital	Dividend
Distribution Date	Gains	Income	Distribution Total
12/27/2017	0.4980	0.0002	0.4982
3/28/2018	0	0.0010	0.0010
6/28/2018	0	0.0011	0.0011

Power Dividend Mid-Cap Index Fund (A Shares)
	Short-Term Capital	Dividend
Distribution Date	Gains	Income	Distribution Total
3/28/2018	0	0.0396	0.0396
6/28/2018	0	0.0494	0.0494

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com

Power Dividend Mid-Cap Index Fund (C Shares)
	Short-Term Capital	Dividend
Distribution Date	Gains	Income	Distribution Total
3/28/2018	0	0.0287	0.0287
6/28/2018	0	0.0377	0.0377

Power Dividend Mid-Cap Index Fund (I Shares)
	Short-Term Capital	Dividend
Distribution Date	Gains	Income	Distribution Total
3/28/2018	0	0.0418	0.0418
6/28/2018	0	0.0534	0.0534

Power Floating Rate Index Fund (A Shares)
	Short-Term Capital	Dividend
Distribution Date	Gains	Income	Distribution Total
3/28/2018	0	0.0617	0.0617
6/28/2018	0	0.0756	0.0756

Power Floating Rate Index Fund (C Shares)
	Short-Term Capital	Dividend
Distribution Date	Gains	Income	Distribution Total
3/28/2018	0	0.1000	0.1000
6/28/2018	0	0.0990	0.0990

Power Floating Rate Index Fund (I Shares)
	Short-Term Capital	Dividend
Distribution Date	Gains	Income	Distribution Total
3/28/2018	0	0.0632	0.0632
6/28/2018	0	0.0827	0.0827

We want to thank you for your continued investment and vote of confidence in the Power Income Fund, Power Dividend Index Fund, Power Momentum Index Fund, Power Floating Rate Index Fund, and Power Dividend Mid-Cap Index Fund

Regards,

CEO and Portfolio Manager

W.E. Donoghue & Co., LLC.

Adviser to the Power Income Fund, Power Dividend Index Fund, Power Momentum Index Fund, Power Dividend Mid-Cap Index Fund, and Power Floating Rate Index Fund.

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com

The Standard and Poor’s 500 Total Return Index: A commonly used benchmark index for large capitalization stocks. The index is comprised of 500 large-capitalization U.S. stocks and is administered by Standard and Poor’s. You cannot invest in an index.

The BofA Merrill Lynch U.S. High Yield Master II Index: A commonly used benchmark index for high yield corporate bonds. It is administered by Merrill Lynch. The BofA Merrill Lynch U.S. High Yield Master II Index is a measure of the broad high yield market. You cannot invest in an index.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index: A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. You cannot invest in an index.

The S&P MidCap 400 Total Return Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The historical performance results of the S&P 400 Index are unmanaged do not reflect the deduction of transaction and custodial charges, or the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results. You cannot invest in an index.

S&P/LSTA U.S. Leveraged Loan 100 Index was the first index to track the investable senior loan market. This rules-based index consists of the 100 largest loan facilities in the benchmark S&P/ LSTA Leveraged Loan Index. You cannot invest in an index.

The historical performance of the Standard and Poor’s 500 Total Return Index, BofA Merrill Lynch U.S. High Yield Master II Index, Bloomberg Barclays Capital U.S. Aggregate Bond Index, S&P MidCap 400 Total Return Index, and S&P/LSTA U.S. Leveraged Loan 100 Index are unmanaged, do not reflect the deduction of transaction and custodial charges, nor the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results.

6821-NLD-8/28/2018

W.E. Donoghue & Co., LLC | One International Place, Suite 2920, Boston, MA 02110 | (800) 642-4276 | donoghue.com

Power Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, compared to its benchmarks:

		Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)
Power Income Fund - Class A	(0.72)%	1.74%	2.29%	N/A
Power Income Fund - Class A with load	(5.69)%	0.71%	1.62%	N/A
Power Income Fund - Class C	(1.41)%	N/A	N/A	0.50%
Power Income Fund - Class I	(0.47)%	1.98%	2.53%	N/A
Bloomberg Barclays Capital U.S. Aggregate Bond Index (c)	(0.40)%	2.27%	2.55%	1.50%
B of AML U.S. High Yield Master II Index (d)	2.53%	5.51%	6.81%	4.85%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 30, 2017 is 2.08%, 2.83% and 1.83%, for Class A, Class C and Class I shares, respectively. Class A Shares are subject to a maximum sales charge of 5.00% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is September 14, 2010 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

(d)	The B of AML U.S. High Yield Master II Index measures the performance of below investment grade, U.S. dollar denominated corporate bonds, publicly issued in the U.S. domestic market. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of June 30, 2018

Holdings By Investment Type	% of Net Assets
Mutual Funds - Debt	50.7%
Exchange Traded Funds - Debt	17.1%
Money Market Funds	32.5%
Liabilities in Excess of Other Assets	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Power Dividend Index Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, compared to its benchmark:

		Annualized	Annualized
	One Year	Since Inception (a)	Since Inception (b)
Power Dividend Index Fund - Class A	1.65%	5.76%	N/A
Power Dividend Index Fund - Class A with load	(3.44)%	4.59%	N/A
Power Dividend Index Fund - Class C	0.85%	N/A	2.07%
Power Dividend Index Fund - Class I	1.84%	6.00%	N/A
S&P 500 Total Return Index (c)	14.37%	12.29%	10.18%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 30, 2017 is 1.45%, 2.20% and 1.20% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. Class A, Class C and Class I shares are subject to a redemption fee of 1.00% of amounts redeemed within 30 days of purchase. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is November 7, 2013 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2018

Holdings By Industry Group	% of Net Assets
Electric	11.4%
Pharmaceuticals	8.1%
Retail	8.0%
Telecommunications	6.4%
Agriculture	6.3%
Oil & Gas	6.2%
Pipelines	4.3%
Commercial Services	4.2%
Computers	4.2%
Chemicals	4.1%
Other Industries	36.6%
Other Assets in Excess of Liabilities	0.2%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Power Dividend Mid-Cap Index Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the period ended June 30, 2018, compared to its benchmark:

Since Inception (a)
Power Dividend Mid-Cap Index Fund - Class A	(0.80)%
Power Dividend Mid-Cap Index Fund - Class A with load	(5.79)%
Power Dividend Mid-Cap Index Fund - Class C	(1.23)%
Power Dividend Mid-Cap Index Fund - Class I	(0.64)%
S&P Mid-Cap 400 Total Return Index (b)	3.27%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated September 25, 2017 is 1.95%, 2.70% and 1.70% for Class A, Class C, and Class I shares, respectively. The advisor contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least October 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor))) will not exceed 2.25%, 3.00% and 2.00% of each Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. Class A, Class C and Class I shares are subject to a redemption fee of 1.00% of amounts redeemed within 30 days of purchase. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 27, 2017.

(b)	The S&P Mid-Cap 400 Total Return Index is comprised of mid-cap stocks from the broad U.S. equity market. The index includes 400 medium-sized companies, representing a spectrum of industries. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2018

Holdings By Industry Group	% of Net Assets
Healthcare-Products	7.9%
Electronics	7.8%
Banks	7.7%
Commercial Services	6.1%
Entertainment	6.1%
Packaging & Containers	6.0%
Retail	5.9%
Distribution/Wholesale	5.8%
Electric	4.3%
REITS	4.2%
Other Industries	38.7%
Liabilities In Excess of Other Assets	(0.5)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Power Floating Rate Index Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the period ended June 30, 2018, compared to its benchmark:

Since Inception (a)
Power Floating Rate Index Fund - Class A	0.17%
Power Floating Rate Index Fund - Class A with load	(4.87)%
Power Floating Rate Index Fund - Class C	(0.11)%
Power Floating Rate Index Fund - Class I	0.66%
S&P/LSTA U.S. Leveraged Loan 100 Index (b)	1.88%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated September 25, 2017 is 2.28%, 3.03% and 2.03% for Class A, Class C, and Class I shares, respectively. The advisor contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least October 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor))) will not exceed 2.25%, 3.00% and 2.00% of each Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. Class A, Class C and Class I shares are subject to a redemption fee of 1.00% of amounts redeemed within 30 days of purchase. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 27, 2017.

(b)	The S&P/LSTA U.S. Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2018

Holdings By Investment Type	% of Net Assets
Mutual Funds - Debt	73.1%
Exchange Traded Funds - Debt	25.9%
Money Market Fund	1.0%
Other Assets in Excess of Liabilities	0.0%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Power Momentum Index Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, compared to its benchmark:

		Annualized
	One Year	Since Inception (a)
Power Momentum Index Fund - Class A	8.99%	7.32%
Power Momentum Index Fund - Class A with load	3.51%	3.73%
Power Momentum Index Fund - Class C	8.11%	6.55%
Power Momentum Index Fund - Class I	9.30%	7.63%
S&P 500 Total Return Index (b)	14.37%	15.05%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 30, 2017 is 2.39%, 3.02% and 2.14% for Class A, Class C, and Class I shares, respectively. The advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least October 31, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 2.25%, 3.00% and 2.00% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. Class A, Class C and Class I shares are subject to a redemption fee of 1.00% of amounts redeemed within 30 days of purchase. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 23, 2016

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2018

Holdings By Industry Group/Investment Type	% of Net Assets
Exchange Traded Fund - Debt	38.3%
Electric	8.4%
Oil & Gas	7.9%
Software	6.0%
Retail	5.9%
Healthcare-Products	5.6%
Chemicals	3.9%
Commercial Services	3.8%
Building Materials	3.8%
Apparel	3.7%
Other Industries	12.6%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

Power Income Fund
PORTFOLIO OF INVESTMENTS
June 30, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 17.1%
	DEBT FUNDS - 17.1%
126,950	iShares iBoxx $ High Yield Corporate Bond ETF	$10,800,906
33,525	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	3,336,743
304,192	SPDR Bloomberg Barclays High Yield Bond ETF	10,792,732
122,249	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,336,175
	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,599,871)	28,266,556

	MUTUAL FUNDS - 50.7%
	DEBT FUNDS - 50.7%
259,361	AB High Income Fund, Inc. - Advisor Class	2,170,856
1,939,321	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Class	19,625,933
1,728,130	BlackRock High Yield Portfolio - Institutional Class	13,151,071
1,532,505	Columbia High Yield Bond Fund - Institutional Class	4,352,316
375,424	DWS High Income Fund - Institutional Class	1,738,215
179,082	Hartford High Yield Fund - Institutional Class	1,303,716
428,411	Invesco High Yield Fund - Class Y	1,743,631
665,018	JPMorgan High Yield Fund - Institutional Class	4,794,778
349,599	Lord Abbett High Yield Fund - Institutional Class	2,597,524
517,780	Neuberger Berman High Income Bond Fund - Institutional Class	4,375,243
1,514,251	PIMCO High Yield Fund - Institutional Class	13,098,269
1,379,162	Virtus Seix Floating Rate High Income Fund - Institutional Class	11,943,540
138,787	Virtus Seix High Income Fund - Institutional Class	884,076
214,160	Virtus Seix High Yield Fund - Institutional Class	1,756,113
	TOTAL MUTUAL FUNDS (Cost - $84,250,700)	83,535,281

	SHORT-TERM INVESTMENTS - 32.5%
	MONEY MARKET FUNDS - 32.5%
45,695	Dreyfus Treasury Securities Cash Management - Institutional Shares, 1.68% *	45,695
13,518,703	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 1.77% *	13,518,703
26,446,531	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.81% *	26,446,531
13,517,444	Invesco Government & Agency Portfolio - Private Class, 1.50% *	13,517,444
	TOTAL SHORT-TERM INVESTMENTS (Cost - $53,528,373)	53,528,373

	TOTAL INVESTMENTS - 100.3% (Cost - $166,378,944)	$165,330,210
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(432,962)
	NET ASSETS - 100.0%	$164,897,248

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

*	Money market fund; interest rate reflects effective yield on June 30, 2018.

See accompanying notes to financial statements.

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS
June 30, 2018

Shares		Fair Value
	COMMON STOCK - 99.1%
	AGRICULTURE - 6.3%
269,118	Altria Group, Inc.	$15,283,211
349,570	Archer-Daniels-Midland Co.	16,020,793
195,320	Philip Morris International, Inc.	15,770,137
		47,074,141
	AUTO MANUFACTURERS - 1.9%
1,296,689	Ford Motor Co.	14,354,347

	BANKS - 2.1%
280,168	Wells Fargo & Co.	15,532,514

	BEVERAGES - 2.1%
356,088	Coca-Cola Co.	15,618,020

	BIOTECHNOLOGY - 2.1%
218,068	Gilead Sciences, Inc.	15,447,937

	CHEMICALS - 4.1%
366,498	CF Industries Holdings, Inc.	16,272,511
129,082	LyondellBasell Industries	14,179,658
		30,452,169
	COMMERCIAL SERVICES - 4.2%
509,591	Nielsen Holdings PLC	15,761,650
759,103	Western Union Co.	15,432,564
		31,194,214
	COMPUTERS - 4.2%
107,690	International Business Machines Corp.	15,044,293
285,464	Seagate Technology PLC	16,120,152
		31,164,445
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
560,493	Invesco Ltd.	14,886,694

	ELECTRIC - 11.4%
1,241,295	AES Corp.	16,645,766
474,875	FirstEnergy Corp.	17,052,761
610,601	PPL Corp.	17,432,659
432,251	SCANA Corp.	16,650,309
364,608	Southern Co.	16,884,996
		84,666,491
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
217,126	Emerson Electric Co.	15,012,092

	FOOD - 2.2%
364,693	General Mills, Inc.	16,141,312

	FOREST PRODUCTS & PAPER - 1.9%
270,135	International Paper Co.	14,068,631

	INSURANCE - 3.9%
334,796	MetLife, Inc.	14,597,106
277,465	Principal Financial Group, Inc.	14,691,772
		29,288,878
	IRON/STEEL - 2.0%
238,925	Nucor Corp.	14,932,812

	MISCELLANEOUS MANUFACTURING - 4.0%
196,416	Eaton Corp. PLC	14,680,132
1,140,012	General Electric Co.	15,515,563
		30,195,695
	OFFICE/BUSINESS EQUIPMENT - 1.8%
568,370	Xerox Corp.	13,640,880

See accompanying notes to financial statements.

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Shares		Fair Value
	COMMON STOCK - 99.1% (Continued)
	OIL & GAS - 6.2%
188,747	Exxon Mobil Corp.	$15,615,039
243,829	Helmerich & Payne, Inc.	15,546,537
184,648	Occidental Petroleum Corp.	15,451,345
		46,612,921
	PACKING & CONTAINERS - 2.0%
260,856	WestRock Co.	14,874,009

	PHARMACEUTICALS - 8.1%
293,280	Cardinal Health, Inc.	14,320,862
180,455	Eli Lilly & Co.	15,398,225
248,527	Merck & Co., Inc.	15,085,589
424,464	Pfizer, Inc.	15,399,554
		60,204,230
	PIPELINES - 4.3%
229,621	ONEOK, Inc.	16,034,434
598,525	Williams Cos., Inc.	16,226,013
		32,260,447
	RETAIL - 8.0%
200,419	Kohl’s Corp.	14,610,545
414,975	L Brands, Inc.	15,304,278
389,512	Macy’s, Inc.	14,579,434
201,321	Target Corp.	15,324,554
		59,818,811
	SAVINGS & LOANS - 2.0%
823,061	People’s United Financial, Inc.	14,889,173

	SEMICONDUCTORS - 2.0%
261,081	QUALCOMM, Inc.	14,651,866

	TELECOMMUNICATIONS - 6.4%
463,319	AT&T, Inc.	14,877,173
887,701	CenturyLink, Inc.	16,546,747
318,667	Verizon Communications, Inc.	16,032,137
		47,456,057
	TRANSPORTATION - 1.9%
134,686	United Parcel Services, Inc.	14,307,694

	TOTAL COMMON STOCK (Cost - $747,283,447)	738,746,480

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUNDS - 0.7%
4,442	Dreyfus Treasury Securities Cash Management - Institutional Shares, 1.68% *	4,442
6,121	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 1.77% *	6,121
5,150,264	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.81% *	5,150,264
4,852	Invesco Government & Agency Portfolio - Private Class, 1.50% *	4,852
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,165,679)	5,165,679

	TOTAL INVESTMENTS - 99.8% (Cost - $752,449,126)	$743,912,159
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	1,349,092
	NET ASSETS - 100.0%	$745,261,251

PLC - Public Limited Company

*	Money market fund; interest rate reflects effective yield on June 30, 2018.

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
PORTFOLIO OF INVESTMENTS
June 30, 2018

Shares		Fair Value
	COMMON STOCK - 97.9%
	BANKS - 7.7%
34,573	FNB Corp.	$463,970
8,773	PacWest Bancorp	433,562
12,965	United Bankshares, Inc.	471,926
36,620	Valley National Bancorp	445,299
		1,814,757
	COMMERCIAL SERVICES - 6.1%
10,884	Booz Allen Hamilton Holding Corp.	475,957
11,936	Macquarie Infrastructure Corp.	503,699
18,971	Sabre Corp.	467,445
		1,447,101
	COMPUTERS - 3.9%
7,954	Leidos Holdings, Inc.	469,286
5,567	Science Applications International Corp.	450,537
		919,823
	DISTRIBUTION/WHOLESALE - 5.8%
8,783	KAR Auction Services, Inc.	481,308
13,836	Triton International Ltd.	424,212
2,567	Watsco, Inc.	457,645
		1,363,165
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
42,261	BGC Partners, Inc.	478,394

	ELECTRIC - 4.3%
9,220	NorthWestern Corp.	527,845
28,351	NRG Yield, Inc.	487,637
		1,015,482
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
4,321	Hubbell, Inc.	456,902

	ELECTRONICS - 7.8%
11,812	Avnet, Inc.	506,617
11,144	National Instruments Corp.	467,825
4,314	SYNNEX Corp.	416,344
19,739	Vishay Intertechnology, Inc.	457,945
		1,848,731
	ENTERTAINMENT - 6.1%
14,054	Cinemark Holdings, Inc.	493,014
19,607	International Game Technology PLC	455,667
6,826	Six Flags Entertainment Corp.	478,161
		1,426,842
	FOOD - 2.0%
23,045	Flowers Foods, Inc.	480,027

	HEALTHCARE-PRODUCTS - 7.9%
3,008	Bio-Techne Corp.	445,034
5,170	Hill-Rom Holdings, Inc.	451,548
4,554	STERIS PLC	478,216
4,982	West Pharmaceutical Services, Inc.	494,663
		1,869,461
	HEALTHCARE-SERVICES - 2.1%
7,275	Encompass Health Corp.	492,663

	HOUSEHOLD PRODUCTS/WARES - 2.1%
5,968	Spectrum Brands Holdings, Inc.	487,108

	INSURANCE - 1.9%
22,427	Old Republic International Corp.	446,522

	MEDIA - 2.2%
13,314	Tribune Media Co.	509,527

	METAL FABRICATE/HARDWARE - 1.9%
10,164	Timken Co.	442,642

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Shares		Fair Value
	COMMON STOCK - 97.9% (Continued)
	OIL & GAS - 4.0%
12,092	CVR Energy, Inc.	$447,283
14,513	Murphy Oil Corp.	490,104
		937,387
	PACKAGING & CONTAINERS - 6.0%
11,355	Bemis Co., Inc.	479,295
8,456	Greif, Inc.	447,238
9,140	Sonoco Products Co.	479,850
		1,406,383
	REITS - 4.2%
82,629	Colony Capital, Inc.	515,605
30,286	Two Harbors Investment Corp.	478,519
		994,124
	RETAIL - 5.9%
3,040	Cracker Barrel Old Country Store, Inc.	474,878
5,196	MSC Industrial Direct Co., Inc.	440,881
7,658	Williams-Sonoma, Inc.	470,048
		1,385,807
	SAVINGS & LOANS - 3.9%
40,746	New York Community Bancorp, Inc.	449,836
29,565	TFS Financial Corp.	466,240
		916,076
	SEMICONDUCTORS - 1.9%
28,432	Cypress Semiconductor Corp.	442,971

	SOFTWARE- 2.0%
5,556	j2 Global, Inc.	481,205

	TELECOMMUNICATIONS - 2.1%
18,259	Telephone & Data Systems, Inc.	500,662

	TRANSPORTATION - 2.2%
7,084	Ryder System, Inc.	509,056

	TOTAL COMMON STOCK (Cost - $23,795,348)	23,072,818

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
604,911	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.81% *	604,911
	TOTAL SHORT-TERM INVESTMENTS (Cost - $604,911)

	TOTAL INVESTMENTS - 100.5% (Cost - $24,400,259)	$23,677,729
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(114,999)
	NET ASSETS - 100.0%	$23,562,730

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Money market fund; interest rate reflects effective yield on June 30, 2018.

See accompanying notes to financial statements.

Power Floating Rate Index Fund
PORTFOLIO OF INVESTMENTS
June 30, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 25.9%
	DEBT FUNDS - 25.9%
28,997	First Trust Senior Loan ETF	$1,385,187
39,644	Highland/iBoxx Senior Loan ETF	717,160
156,856	Invesco Senior Loan ETF	3,592,003
41,588	iShares iBoxx $ High Yield Corporate Bond ETF	3,538,307
52,325	SPDR Blackstone / GSO Senior Loan ETF	2,457,705
98,821	SPDR Bloomberg Barclays High Yield Bond ETF	3,506,169
131,715	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,594,502
	TOTAL EXCHANGE TRADED FUNDS (Cost - $19,172,563)	18,791,033

	MUTUAL FUNDS - 73.1%
	DEBT FUNDS - 73.1%
359,263	BlackRock Funds II - Floating Rate Income Portfolio	3,635,745
129,477	Columbia Floating Rate Fund	1,178,244
212,643	Eaton Vance Floating-Rate & High Income Fund	1,879,762
336,326	Eaton Vance Floating-Rate Advantaged Fund	3,665,948
406,542	Eaton Vance Floating-Rate Fund	3,667,013
415,576	Franklin Floating Rate Daily Access Fund	3,627,980
377,774	Goldman Sachs High Yield Floating Rate Fund	3,622,852
140,645	Guggenheim Floating Rate Strategies Fund	3,624,421
418,650	Hartford Floating Rate Fund	3,625,510
174,141	John Hancock Funds II - Floating Rate Income Fund	1,464,526
269,998	JPMorgan Floating Rate Income Fund	2,519,084
315,265	Loomis Sayles Senior Floating Rate and Fixed Income Fund	3,095,903
399,243	Lord Abbett Floating Rate Fund	3,645,091
111,803	Nuveen Symphony Floating Rate Income Fund	2,184,637
452,975	Oppenheimer Senior Floating Rate Fund	3,660,040
124,837	Pacific Funds Floating Rate Income	1,259,600
77,839	Virtus Newfleet Senior Floating Rate Fund	727,012
421,397	Virtus Seix Floating Rate High Income Fund	3,649,302
222,400	Voya Floating Rate Fund	2,181,742
	TOTAL MUTUAL FUNDS (Cost - $53,398,002)	52,914,412

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
701,783	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.81% *	701,783
	TOTAL SHORT-TERM INVESTMENTS (Cost - $701,783)

	TOTAL INVESTMENTS - 100.0% (Cost - $73,272,348)	$72,407,228
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	12,059
	NET ASSETS - 100.0%	$72,419,287

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

*	Money market fund; interest rate reflects effective yield on June 30, 2018.

See accompanying notes to financial statements.

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS
June 30, 2018

Shares		Fair Value
	COMMON STOCK - 59.1%
	APPAREL - 3.7%
5,454	Ralph Lauren Corp.	$685,677
32,038	Under Armour, Inc. *	720,214
		1,405,891
	BUILDING MATERIALS - 3.8%
3,197	Martin Marietta Materials, Inc.	713,986
5,657	Vulcan Materials Co.	730,092
		1,444,078
	CHEMICALS - 3.9%
8,452	FMC Corp.	754,003
4,673	Praxair, Inc.	739,035
		1,493,038
	COMMERCIAL SERVICES - 3.8%
5,107	Ecolab, Inc.	716,665
5,642	Gartner, Inc. *	749,822
		1,466,487
	ELECTRIC - 8.4%
61,231	AES Corp.	821,108
19,274	Exelon Corp.	821,072
4,930	NextEra Energy, Inc.	823,458
24,027	NRG Energy, Inc.	737,629
		3,203,267
	GAS - 2.3%
32,930	NiSource, Inc.	865,400

	HEALTHCARE-PRODUCTS - 5.6%
1,759	ABIOMED, Inc. *	719,519
2,111	Align Technology, Inc. *	722,258
21,830	Boston Scientific Corp. *	713,841
		2,155,618
	HEALTHCARE-SERVICES - 1.9%
5,921	Centene Corp. *	729,526

	INTERNET - 2.0%
4,409	F5 Networks, Inc. *	760,332

	OIL & GAS - 7.9%
5,423	Andeavor	711,389
38,749	Marathon Oil Corp.	808,304
6,750	Phillips 66	758,092
6,614	Valero Energy Corp.	733,030
		3,010,815
	PHARMACEUTICALS - 1.8%
8,244	Eli Lilly & Co.	703,461

	PIPELINES - 2.1%
11,359	ONEOK, Inc.	793,199

	RETAIL - 5.9%
1,707	Chipotle Mexican Grill, Inc. *	736,349
5,900	Tiffany & Co.	776,440
3,092	Ulta Beauty, Inc. *	721,858
		2,234,647
	SOFTWARE - 6.0%
3,142	Adobe Systems, Inc. *	766,051
7,193	Citrix Systems, Inc. *	754,114
3,782	Intuit, Inc.	772,682
		2,292,847

	TOTAL COMMON STOCK (Cost - $22,847,363)	22,558,606

	EXCHANGE TRADED FUND - 38.3%
	DEBT FUND - 38.3%
175,326	iShares 1-3 Year Treasury Bond ETF (Cost - $14,618,593)	14,616,929

See accompanying notes to financial statements.

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2018

Shares		Fair Value
	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
973,225	Goldman Sachs Financial Square - Government Fund - Institutional Class, 1.81% **	$973,225
	TOTAL SHORT-TERM INVESTMENTS (Cost - $973,225)

	TOTAL INVESTMENTS - 99.9% (Cost - $38,439,181)	$38,148,760
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	44,073
	NET ASSETS - 100.0%	$38,192,833

ETF - Exchange Traded Fund

*	Non-income producing security

**	Money market fund; interest rate reflects effective yield on June 30, 2018.

See accompanying notes to financial statements.

Power Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2018

	Power Income	Power Dividend	Power Dividend	Power Floating Rate	Power Momentum
	Fund	Index Fund	Mid-Cap Index Fund	Index Fund	Index Fund
ASSETS
Investment securities:
At cost	$166,378,944	$752,449,126	$24,400,259	$73,272,348	$38,439,181
At value	$165,330,210	$743,912,159	$23,677,729	$72,407,228	$38,148,760
Receivable for Fund shares sold	177,411	735,331	113,804	61,593	411,415
Receivable for securities sold	—	1,954,606	—	—	—
Dividends and interest receivable	98,757	2,023,456	40,480	22,485	20,764
Prepaid expenses and other assets	16,311	23,256	53,526	51,213	23,291
TOTAL ASSETS	165,622,689	748,648,808	23,885,539	72,542,519	38,604,230

LIABILITIES
Payable for Fund shares repurchased	498,339	2,503,643	838	43,935	82,750
Payable for investments purchased	—	—	270,007	—	259,788
Investment advisory fees payable	137,610	633,247	22,549	38,829	33,700
Payable to related parties	15,450	60,790	4,188	7,908	6,021
Distribution (12b-1) fees payable	9,655	70,955	374	10	2,286
Accrued expenses and other liabilities	64,387	118,922	24,853	32,550	26,852
TOTAL LIABILITIES	725,441	3,387,557	322,809	123,232	411,397
NET ASSETS	$164,897,248	$745,261,251	$23,562,730	$72,419,287	$38,192,833

COMPOSITION OF NET ASSETS:
Paid in capital	$177,772,689	$712,158,411	$24,501,497	$73,280,858	$35,775,532
Undistributed net investment income	494,645	503,426	11,203	33,267	—
Accumulated net realized gain (loss) from security transactions	(12,321,352)	41,136,381	(227,440)	(29,718)	2,707,722
Net unrealized depreciation of investments	(1,048,734)	(8,536,967)	(722,530)	(865,120)	(290,421)
NET ASSETS	$164,897,248	$745,261,251	$23,562,730	$72,419,287	$38,192,833

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$26,644,709	$124,629,757	$332,111	$46,283	$3,419,987
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,746,281	10,743,357	33,795	4,684	321,634
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.70	$11.60	$9.83	$9.88	$10.63
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (b)	$10.21	$12.21	$10.35	$10.40	$11.19

Class C Shares:
Net Assets	$4,860,656	$52,777,134	$400,444	$100	$1,845,469
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	506,238	4,583,977	40,806	10	175,518
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.60	$11.51	$9.81	$9.79 (c)	$10.51

Class I Shares:
Net Assets	$133,391,883	$567,854,360	$22,830,175	$72,372,904	$32,927,377
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,730,558	48,940,802	2,320,939	7,293,137	3,086,708
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.71	$11.60	$9.84	$9.92	$10.67

(a)	Redemptions of Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund and Power Momentum Index Fund shares made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	On investments of $50,000 or more, the offering price is reduced.

(c)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

Power Funds
STATEMENTS OF OPERATIONS
For the Year/Period Ended June 30, 2018

	Power Income	Power Dividend	Power Dividend	Power Floating Rate	Power Momentum
	Fund	Index Fund	Mid-Cap Index Fund (a)	Index Fund (a)	Index Fund
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0, $0, $411, $0, and $0, respectively)	$7,652,171	$29,598,943	$463,128	$1,420,905	$689,412
Interest	479,847	166,421	4,921	7,916	7,351
TOTAL INVESTMENT INCOME	8,132,018	29,765,364	468,049	1,428,821	696,763

EXPENSES
Investment advisory fees	1,895,771	8,042,908	122,216	203,459	406,746
Distribution (12b-1) fees:
Class A	78,344	631,577	175	42	4,919
Class C	48,871	570,475	894	—	10,065
Shareholder service fees	137,692	359,001	6,959	24,109	22,498
Administration fees	105,248	439,873	8,016	18,123	26,058
Registration fees	67,194	67,962	18,959	16,459	65,411
Transfer agent fees	65,999	223,498	5,582	13,400	19,501
Accounting services fees	59,882	115,729	17,863	19,771	37,567
Custodian fees	24,499	77,000	2,521	4,521	7,501
Printing and postage expenses	23,635	113,501	6,720	8,220	8,002
Audit fees	16,502	16,002	17,119	17,118	16,002
Legal fees	13,998	16,998	18,331	25,928	25,998
Trustees’ fees and expenses	13,002	11,001	4,109	4,109	11,001
Compliance officer fees	11,899	28,319	3,520	4,020	8,589
Insurance expense	5,291	19,382	285	208	3,410
Other expenses	501	2,499	3,071	3,071	2,501
TOTAL EXPENSES	2,568,328	10,735,725	236,340	362,558	675,769
Less: Fees (waived)/recouped by the Advisor	—	—	(90)	(19)	15,514
Less: Fees waived by the Administrator	—	—	(2,570)	(5,233)	—
NET EXPENSES	2,568,328	10,735,725	233,680	357,306	691,283

NET INVESTMENT INCOME	5,563,690	19,029,639	234,369	1,071,515	5,480

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(1,828,465)	47,855,179	(208,166)	(29,718)	4,077,888
Net increase from payments by affiliates for trade error violation	—	—	—	—	84,505
Net change in unrealized depreciation on investments	(4,183,706)	(52,385,505)	(722,530)	(865,120)	(437,084)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(6,012,171)	(4,530,326)	(930,696)	(894,838)	3,725,309

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(448,481)	$14,499,313	$(696,327)	$176,677	$3,730,789

(a)	The Power Dividend Mid-Cap Index Fund and Power Floating Rate Index Fund commenced operations on December 27, 2017.

See accompanying notes to financial statements.

Power Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
FROM OPERATIONS
Net investment income	$5,563,690	$5,900,493
Net realized gain (loss) from security transactions	(1,828,465)	2,504,240
Net change in unrealized appreciation (depreciation) on investments	(4,183,706)	1,673,438
Net increase (decrease) in net assets resulting from operations	(448,481)	10,078,171

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(864,903)	(885,905)
Class C	(108,448)	(81,173)
Class I	(4,631,536)	(4,890,023)
Net decrease in net assets resulting from distributions to shareholders	(5,604,887)	(5,857,101)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	12,338,736	18,247,613
Class C	2,724,744	1,835,968
Class I	30,953,882	53,349,986
Net asset value of shares issued in reinvestment of distributions:
Class A	734,865	803,668
Class C	83,668	64,746
Class I	3,429,922	3,889,361
Payments for shares redeemed:
Class A	(18,882,815)	(15,335,696)
Class C	(1,673,895)	(1,280,811)
Class I	(67,369,242)	(54,869,721)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(37,660,135)	6,705,114

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,713,503)	10,926,184

NET ASSETS
Beginning of Year	208,610,751	197,684,567
End of Year *	$164,897,248	$208,610,751
* Includes undistributed net investment income of:	$494,645	$535,842

SHARE ACTIVITY
Class A:
Shares Sold	1,232,796	1,818,695
Shares Reinvested	74,078	80,273
Shares Redeemed	(1,893,109)	(1,528,158)
Net increase (decrease) in shares of beneficial interest outstanding	(586,235)	370,810

Class C:
Shares Sold	273,896	184,539
Shares Reinvested	8,525	6,522
Shares Redeemed	(169,319)	(128,750)
Net increase in shares of beneficial interest outstanding	113,102	62,311

Class I:
Shares Sold	3,095,357	5,300,824
Shares Reinvested	345,440	387,828
Shares Redeemed	(6,727,260)	(5,448,960)
Net increase (decrease) in shares of beneficial interest outstanding	(3,286,463)	239,692

See accompanying notes to financial statements.

Power Dividend Index Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2018	June 30, 2017
FROM OPERATIONS
Net investment income	$19,029,639	$16,177,185
Net realized gain from security transactions	47,855,179	15,859,566
Net change in unrealized appreciation (depreciation) on investments	(52,385,505)	22,037,141
Net increase in net assets resulting from operations	14,499,313	54,073,892

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(5,543,001)	(5,620,145)
Class C	(872,639)	(765,198)
Class I	(12,430,483)	(9,880,555)
From net realized gains:
Class A	(1,954,311)	—
Class C	(410,740)	—
Class I	(3,391,829)	—
Net decrease in net assets resulting from distributions to shareholders	(24,603,003)	(16,265,898)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	89,946,023	192,860,361
Class C	12,606,035	26,709,847
Class I	366,194,936	301,440,299
Net asset value of shares issued in reinvestment of distributions:
Class A	7,238,246	5,212,661
Class C	1,184,993	711,238
Class I	14,762,237	9,214,549
Redemption fee proceeds:
Class A	30,055	24,777
Class C	288	71
Class I	4,820	4,740
Payments for shares redeemed:
Class A	(250,330,498)	(98,416,055)
Class C	(13,333,195)	(7,232,695)
Class I	(236,434,751)	(171,316,536)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(8,130,811)	259,213,257

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,234,501)	297,021,251

NET ASSETS
Beginning of Year	763,495,752	466,474,501
End of Year *	$745,261,251	$763,495,752
* Includes undistributed net investment income of:	$503,426	$436,937

SHARE ACTIVITY
Class A:
Shares Sold	7,365,683	16,629,901
Shares Reinvested	594,244	447,118
Shares Redeemed	(20,712,540)	(8,467,618)
Net increase (decrease) in shares of beneficial interest outstanding	(12,752,613)	8,609,401

Class C:
Shares Sold	1,047,283	2,317,491
Shares Reinvested	97,901	61,451
Shares Redeemed	(1,108,607)	(627,317)
Net increase in shares of beneficial interest outstanding	36,577	1,751,625

Class I:
Shares Sold	30,189,747	25,876,948
Shares Reinvested	1,218,450	790,616
Shares Redeemed	(19,404,028)	(14,684,376)
Net increase in shares of beneficial interest outstanding	12,004,169	11,983,188

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2018 (a)
FROM OPERATIONS
Net investment income	$234,369
Net realized loss from security transactions	(208,166)
Net change in unrealized depreciation on investments	(722,530)
Net decrease in net assets resulting from operations	(696,327)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(2,311)
Class C	(2,003)
Class I	(239,660)
Net decrease in net assets resulting from distributions to shareholders	(243,974)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	357,246
Class C	408,347
Class I	37,926,277
Net asset value of shares issued in reinvestment of distributions:
Class A	2,199
Class C	1,837
Class I	237,154
Redemption fee proceeds:
Class A	2
Class I	2,406
Payments for shares redeemed:
Class A	(20,113)
Class I	(14,412,324)
Net increase in net assets resulting from shares of beneficial interest	24,503,031

TOTAL INCREASE IN NET ASSETS	23,562,730

NET ASSETS
Beginning of Period	—
End of Period *	$23,562,730
* Includes undistributed net investment income of:	$11,203

SHARE ACTIVITY
Class A:
Shares Sold	35,572
Shares Reinvested	225
Shares Redeemed	(2,002)
Net increase in shares of beneficial interest outstanding	33,795

Class C:
Shares Sold	40,618
Shares Reinvested	188
Net increase in shares of beneficial interest outstanding	40,806

Class I:
Shares Sold	3,713,556
Shares Reinvested	24,371
Shares Redeemed	(1,416,988)
Net increase in shares of beneficial interest outstanding	2,320,939

(a)	The Power Dividend Mid-Cap Index Fund commenced operations on December 27, 2017.

See accompanying notes to financial statements.

Power Floating Rate Index Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2018 (a)
FROM OPERATIONS
Net investment income	$1,071,515
Net realized loss from security transactions	(29,718)
Net change in unrealized depreciation on investments	(865,120)
Net increase in net assets resulting from operations	176,677

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(698)
Class C	(2)
Class I	(1,039,082)
Net decrease in net assets resulting from distributions to shareholders	(1,039,782)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	56,200
Class C	100
Class I	85,583,095
Net asset value of shares issued in reinvestment of distributions:
Class A	697
Class C	2
Class I	790,714
Redemption fee proceeds:
Class I	17,717
Payments for shares redeemed:
Class A	(9,952)
Class I	(13,156,181)
Net increase in net assets resulting from shares of beneficial interest	73,282,392

TOTAL INCREASE IN NET ASSETS	72,419,287

NET ASSETS
Beginning of Period	—
End of Period *	$72,419,287
* Includes undistributed net investment income of:	$33,267

SHARE ACTIVITY
Class A:
Shares Sold	5,609
Shares Reinvested	71
Shares Redeemed	(996)
Net increase in shares of beneficial interest outstanding	4,684

Class C:
Shares Sold	10
Shares Reinvested	0 (b)
Net increase in shares of beneficial interest outstanding	10

Class I:
Shares Sold	8,525,481
Shares Reinvested	79,508
Shares Redeemed	(1,311,852)
Net increase in shares of beneficial interest outstanding	7,293,137

(a)	The Power Floating Rate Index Fund commenced operations on December 27, 2017.

(b)	Less than 1 share.

See accompanying notes to financial statements.

Power Momentum Index Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	June 30, 2018	June 30, 2017 (a)
FROM OPERATIONS
Net investment income	$5,480	$32,799
Net realized gain from security transactions	4,162,393	578,188
Net change in unrealized appreciation (depreciation) on investments	(437,084)	146,663
Net increase in net assets resulting from operations	3,730,789	757,650

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(21)
Class C	—	(282)
Class I	(7,649)	(53,516)
From net realized gains:
Class A	(81,022)	—
Class C	(37,679)	—
Class I	(1,912,652)	—
Net decrease in net assets resulting from distributions to shareholders	(2,039,002)	(53,819)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,232,978	182,524
Class C	1,414,306	522,289
Class I	27,511,066	35,572,555
Net asset value of shares issued in reinvestment of distributions:
Class A	81,022	21
Class C	37,679	282
Class I	1,905,576	53,481
Redemption fee proceeds:
Class A	30	—
Class C	11	—
Class I	630	273
Payments for shares redeemed:
Class A	(998,505)	—
Class C	(128,681)	—
Class I	(30,769,029)	(3,821,293)
Net increase in net assets resulting from shares of beneficial interest	3,287,083	32,510,132

TOTAL INCREASE IN NET ASSETS	4,978,870	33,213,963

NET ASSETS
Beginning of Period	33,213,963	—
End of Period *	$38,192,833	$33,213,963
* Includes undistributed net investment income of:	$—	$663

SHARE ACTIVITY
Class A:
Shares Sold	389,069	18,119
Shares Reinvested	7,447	2
Shares Redeemed	(93,003)	—
Net increase in shares of beneficial interest outstanding	303,513	18,121

Class C:
Shares Sold	131,663	52,303
Shares Reinvested	3,492	28
Shares Redeemed	(11,968)	—
Net increase in shares of beneficial interest outstanding	123,187	52,331

Class I:
Shares Sold	2,535,335	3,555,776
Shares Reinvested	174,839	5,375
Shares Redeemed	(2,805,534)	(379,083)
Net increase (decrease) in shares of beneficial interest outstanding	(95,360)	3,182,068

(a)	The Power Momentum Index Fund commenced operations on December 23, 2016.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.05	$9.85	$9.76	$10.34	$9.96
Activity from investment operations:
Net investment income (1)	0.27	0.26	0.02	0.18	0.39
Net realized and unrealized gain (loss) on investments	(0.34)	0.21	0.13	(0.57)	0.33
Total from investment operations	(0.07)	0.47	0.15	(0.39)	0.72
Less distributions from:
Net investment income	(0.28)	(0.27)	(0.06)	(0.19)	(0.34)
Total distributions	(0.28)	(0.27)	(0.06)	(0.19)	(0.34)
Net asset value, end of year	$9.70	$10.05	$9.85	$9.76	$10.34
Total return (2)	(0.72)%	4.78%	1.53%	(3.81)%	7.30%
Net assets, at end of year (000s)	$26,645	$33,484	$29,161	$28,058	$31,472
Ratio of expenses to average net assets (3)	1.54%	1.52%	1.53%	1.49%	1.52%
Ratio of net investment income to average net assets (3,4)	2.74%	2.62%	0.17%	1.83%	3.89%
Portfolio Turnover Rate	274%	253%	238%	554%	93%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,
	2018	2017	2016	2015 (1)
Net asset value, beginning of period	$9.95	$9.78	$9.75	$9.99
Activity from investment operations:
Net investment income (loss) (2)	0.19	0.19	(0.05)	0.12
Net realized and unrealized gain (loss) on investments	(0.33)	0.19	0.12	(0.26)
Total from investment operations	(0.14)	0.38	0.07	(0.14)
Less distributions from:
Net investment income	(0.21)	(0.21)	(0.04)	(0.10)
Total distributions	(0.21)	(0.21)	(0.04)	(0.10)
Net asset value, end of period	$9.60	$9.95	$9.78	$9.75
Total return (3)	(1.41)%	3.93%	0.73%	(1.37	)% (4)
Net assets, at end of period (000s)	$4,861	$3,913	$3,234	$2,319
Ratio of expenses to average net assets (5)	2.29%	2.27%	2.28%	2.18	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	1.95%	1.92%	(0.47)%	1.98	% (6)
Portfolio Turnover Rate	274%	253%	238%	554	% (8)

(1)	The Power Income Fund’s Class C shares commenced operations November 25, 2014.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the portfolio turnover for the Fund for the entire year ended June 30, 2015.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$10.06	$9.85	$9.75	$10.33	$9.95
Activity from investment operations:
Net investment income (1)	0.30	0.29	0.02	0.21	0.42
Net realized and unrealized gain (loss) on investments	(0.34)	0.21	0.14	(0.58)	0.32
Total from investment operations	(0.04)	0.50	0.16	(0.37)	0.74
Less distributions from:
Net investment income	(0.31)	(0.29)	(0.06)	(0.21)	(0.36)
Total distributions	(0.31)	(0.29)	(0.06)	(0.21)	(0.36)
Net asset value, end of year	$9.71	$10.06	$9.85	$9.75	$10.33
Total return (2)	(0.47)%	5.07%	1.70%	(3.57)%	7.56%
Net assets, at end of year (000s)	$133,392	$171,214	$165,290	$232,718	$295,316
Ratio of expenses to average net assets (3)	1.29%	1.27%	1.28%	1.25%	1.27%
Ratio of net investment income to average net assets (3,4)	3.01%	2.89%	0.24%	2.06%	4.14%
Portfolio Turnover Rate	274%	253%	238%	554%	93%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	June 30,	June 30,	June 30,	June 30,		June 30,
	2018	2017	2016	2015		2014 (1)
Net asset value, beginning of period	$11.75	$10.94	$10.78	$11.14		$10.00
Activity from investment operations:
Net investment income (2)	0.28	0.29	0.01	0.29		0.17
Net realized and unrealized gain (loss) on investments	(0.07)	0.79	0.38	(0.38)		1.10
Total from investment operations	0.21	1.08	0.39	(0.09)		1.27
Less distributions from:
Net investment income	(0.27)	(0.27)	(0.02)	(0.27)		(0.13)
Net realized gains	(0.09)	—	(0.19)	(0.00	) (3)	—
Return of capital	—	—	(0.02)	—		—
Total distributions	(0.36)	(0.27)	(0.23)	(0.27)		(0.13)
Paid-in-Capital From Redemption Fees (2,3)	0.00	0.00	0.00	0.00		0.00
Net asset value, end of period	$11.60	$11.75	$10.94	$10.78		$11.14
Total return (4)	1.65%	9.94%	3.75%	(0.81)%		12.79	% (5)
Net assets, at end of period (000s)	$124,630	$276,098	$162,875	$100,736		$29,407
Ratio of expenses to average net assets	1.43%	1.45%	1.50%	1.51%		1.75	% (6)
Ratio of net investment income to average net assets	2.27%	2.49%	0.08%	2.61%		2.46	% (6)
Portfolio Turnover Rate	265%	56%	99%	77%		22	% (5)

(1)	The Power Dividend Index Fund’s Class A shares commenced operations November 7, 2013.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	Year Ended		Year Ended	Year Ended		Period Ended
	June 30,		June 30,	June 30,		June 30,
	2018		2017	2016		2015 (1)
Net asset value, beginning of period	$11.67		$10.88	$10.77		$11.51
Activity from investment operations:
Net investment income (loss) (2)	0.18		0.20	(0.07)		0.11
Net realized and unrealized gain (loss) on investments	(0.07)		0.78	0.37		(0.68)
Total from investment operations	0.11		0.98	0.30		(0.57)
Less distributions from:
Net investment income	(0.18)		(0.19)	(0.00	) (3)	(0.17)
Net realized gains	(0.09)		—	(0.19)		(0.00	) (3)
Total distributions	(0.27)		(0.19)	(0.19)		(0.17)
Paid-in-Capital From Redemption Fees (2,3)	0.00		0.00	0.00		0.00
Net asset value, end of period	$11.51		$11.67	$10.88		$10.77
Total return (4)	0.85	% (5)	9.07%	2.97%		(4.96	)% (6)
Net assets, at end of period (000s)	$52,777		$53,076	$30,411		$12,825
Ratio of expenses to average net assets	2.18%		2.20%	2.25%		2.36	% (7)
Ratio of net investment income (loss) to average net assets	1.52%		1.73%	(0.66)%		1.72	% (7)
Portfolio Turnover Rate	265%		56%	99%		77	% (8)

(1)	The Power Dividend Index Fund’s Class C shares commenced operations November 25, 2014.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the portfolio turnover for the Fund for the entire year ended June 30, 2015.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	Year Ended		Year Ended	Year Ended	Year Ended		Period Ended
	June 30,		June 30,	June 30,	June 30,		June 30,
	2018		2017	2016	2015		2014 (1)
Net asset value, beginning of period	$11.76		$10.95	$10.78	$11.14		$10.00
Activity from investment operations:
Net investment income (2)	0.31		0.32	0.02	0.32		0.18
Net realized and unrealized gain (loss) on investments	(0.08)		0.79	0.40	(0.39)		1.10
Total from investment operations	0.23		1.11	0.42	(0.07)		1.28
Less distributions from:
Net investment income	(0.30)		(0.30)	(0.04)	(0.29)		(0.14)
Net realized gains	(0.09)		—	(0.19)	(0.00	) (3)	—
Return of capital	—		—	(0.02)	—		—
Total distributions	(0.39)		(0.30)	(0.25)	(0.29)		(0.14)
Paid-in-Capital From Redemption Fees (2,3)	0.00		0.00	0.00	0.00		0.00
Net asset value, end of period	$11.60		$11.76	$10.95	$10.78		$11.14
Total return (4)	1.84	% (5)	10.19%	4.05%	(0.59)%		12.79	% (6)
Net assets, at end of period (000s)	$567,854		$434,322	$273,188	$245,339		$97,896
Ratio of expenses to average net assets	1.18%		1.20%	1.25%	1.25%		1.50	% (7)
Ratio of net investment income to average net assets	2.51%		2.71%	0.16%	2.88%		2.68	% (7)
Portfolio Turnover Rate	265%		56%	99%	77%		22	% (6)

(1)	The Power Dividend Index Fund’s Class I shares commenced operations November 7, 2013.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I

	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,
	2018 (1)	2018 (1)	2018 (1)
Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.07	0.04	0.10
Net realized and unrealized loss on investments	(0.15)	(0.16)	(0.16)
Total from investment operations	(0.08)	(0.12)	(0.06)
Less distributions from:
Net investment income	(0.09)	(0.07)	(0.10)
Total distributions	(0.09)	(0.07)	(0.10)
Paid-in-Capital From Redemption Fees (2,3)	0.00	0.00	0.00
Net asset value, end of period	$9.83	$9.81	$9.84
Total return (4,5)	(0.80)%	(1.23)%	(0.64)%
Net assets, at end of period (000’s)	$332	$400	$22,830
Ratio of expenses to average net assets before fee waivers (6)	2.43%	3.18%	1.91%
Ratio of net expenses to average net assets (6)	2.25%	3.00%	1.89%
Ratio of net investment income to average net assets (6)	1.33%	0.72%	1.92%
Portfolio Turnover Rate (5)	98%	98%	98%

(1)	The Power Dividend Mid-Cap Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Floating Rate Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I

	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,
	2018 (1)	2018 (1)	2018 (1)
Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.12	0.07	0.17
Net realized and unrealized loss on investments	(0.10)	(0.08)	(0.10)
Total from investment operations	0.02	(0.01)	0.07
Less distributions from:
Net investment income	(0.14)	(0.20)	(0.15)
Total distributions	(0.14)	(0.20)	(0.15)
Paid-in-Capital From Redemption Fees (2,3)	0.00 (3)	—	0.00 (3)
Net asset value, end of period	$9.88	$9.79	$9.92
Total return (4,5)	0.17%	(0.11)%	0.66%
Net assets, at end of period (000’s)	$46	$100 (6)	$72,373
Ratio of expenses to average net assets before fee waivers (7)	2.38%	3.13%	1.15%
Ratio of net expenses to average net assets (7,9)	2.25%	3.00%	1.13%
Ratio of net investment income to average net assets (7,8,9)	2.31%	1.33%	3.40%
Portfolio Turnover Rate (5)	9%	9%	9%

(1)	The Power Floating Rate Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Not in 000’s.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Momentum Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	Year Ended		Period Ended
	June 30,		June 30,
	2018		2017 (1)
Net asset value, beginning of period	$10.20		$10.00
Activity from investment operations:
Net investment loss (2)	(0.01)		(0.04)
Net realized and unrealized gain on investments	0.94		0.25
Total from investment operations	0.93		0.21
Less distributions from:
Net investment income	—		(0.01)
Net realized gains	(0.50)		—
Total distributions	(0.50)		(0.01)
Paid-in-Capital From Redemption Fees (2,3)	0.00		0.00
Net asset value, end of period	$10.63		$10.20
Total return (4)	8.99	% (5)	2.14	% (6)
Net assets, at end of period (000’s)	$3,420		$185
Ratio of expenses to average net assets before fee waivers/recapture	1.86%		2.37	% (7)
Ratio of net expenses after waiver/recapture to average net assets	1.91	% (8)	2.25	% (7)
Ratio of net investment loss to average net assets	(0.09)%		(0.68	)% (7)
Portfolio Turnover Rate	484%		240	% (6)

(1)	The Power Momentum Index Fund Class A shares commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.31% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 8.68%.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Power Momentum Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	Year Ended		Period Ended
	June 30,		June 30,
	2018		2017 (1)
Net asset value, beginning of period	$10.17		$10.00
Activity from investment operations:
Net investment loss (2)	(0.09)		(0.06)
Net realized and unrealized gain on investments	0.93		0.24
Total from investment operations	0.84		0.18
Less distributions from:
Net investment income	—		(0.01)
Net realized gains	(0.50)		—
Total distributions	(0.50)		(0.01)
Paid-in-Capital From Redemption Fees (2,3)	0.00		0.00
Net asset value, end of period	$10.51		$10.17
Total return (4)	8.11	% (5,6)	1.84	% (7)
Net assets, at end of period (000’s)	$1,845		$532
Ratio of expenses to average net assets before fee waivers	2.66%		3.00	% (8)
Ratio of net expenses after waiver to average net assets	2.66%		3.00	% (8)
Ratio of net investment loss to average net assets	(0.89)%		(1.25	)% (8)
Portfolio Turnover Rate	484%		240	% (7)

(1)	The Power Momentum Index Fund Class C shares commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.31% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 7.80%.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Power Momentum Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	Year Ended		Period Ended
	June 30,		June 30,
	2018		2017 (1)
Net asset value, beginning of period	$10.21		$10.00
Activity from investment operations:
Net investment income (2)	0.00	(3)	0.02
Net realized and unrealized gain on investments	0.96		0.21
Total from investment operations	0.96		0.23
Less distributions from:
Net investment income	(0.00	) (3)	(0.02)
Net realized gains	(0.50)		—
Total distributions	(0.50)		(0.02)
Paid-in-Capital From Redemption Fees (2,3)	0.00		0.00
Net asset value, end of period	$10.67		$10.21
Total return (4)	9.30	% (5)	2.28	% (6)
Net assets, at end of period (000’s)	$32,927		$32,497
Ratio of expenses to average net assets before fee waivers/recapture	1.62%		2.12	% (7)
Ratio of net expenses after waiver/recapture to average net assets	1.66	% (8)	2.00	% (7)
Ratio of net investment income to average net assets	0.04%		0.29	% (7)
Portfolio Turnover Rate	484%		240	% (6)

(1)	The Power Momentum Index Fund Class I shares commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.30% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 9.00%.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Power Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2018

1.	ORGANIZATION

The Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund and Power Momentum Index Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Power Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Power Dividend Index Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Power Income Fund and Power Dividend Index Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the Power Dividend Mid-Cap Index Fund and Power Floating Rate Index Fund commenced operations on December 27, 2017. Class A, Class C and Class I shares of the Power Momentum Index Fund commenced operations on December 23, 2016.

The Funds’ investment objectives are as follows:

Power Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Power Dividend Index Fund – total return from income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Power Dividend Mid-Cap Index Fund – to maximize total return from income and capital appreciation with the preservation of capital as a secondary objective.

Power Floating Rate Index Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Power Momentum Index Fund – capital growth with a secondary objective of generating income.

The Funds each currently offer three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Funds’ investments measured at fair value:

Power Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,266,556	$—	$—	$28,266,556
Mutual Funds	83,535,281	—	—	83,535,281
Short-Term Investments	53,528,373	—	—	53,528,373
Total	$165,330,210	$—	$—	$165,330,210

Power Dividend Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$738,746,480	$—	$—	$738,746,480
Short-Term Investments	5,165,679	—	—	5,165,679
Total	$743,912,159	$—	$—	$743,912,159

Power Dividend Mid-Cap Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$23,072,818	$—	$—	$23,072,818
Short-Term Investments	604,911	—	—	604,911
Total	$23,677,729	$—	$—	$23,677,729

Power Floating Rate Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,791,033	$—	$—	$18,791,033
Mutual Funds	52,914,412	—	—	52,914,412
Short-Term Investments	701,783	—	—	701,783
Total	$72,407,228	$—	$—	$72,407,228

Power Momentum Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$22,558,606	$—	$—	$22,558,606
Exchange Traded Fund	14,616,929	—	—	14,616,929
Short-Term Investments	973,225	—	—	973,225
Total	$38,148,760	$—	$—	$38,148,760

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into or out of any level at the end of the reporting period.

*	Refer to the Portfolios of Investments for security or industry classifications.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2015 - 2017, or expected to be taken in the Funds’ June 30, 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

3.	INVESTMENT TRANSACTIONS

For the year/period ended June 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Power Income Fund	$409,344,505	$466,159,614
Power Dividend Index Fund	2,089,762,448	2,101,587,797
Power Dividend Mid-Cap Index Fund	47,048,337	23,006,382
Power Floating Rate Index Fund	78,169,971	5,569,689
Power Momentum Index Fund	192,658,402	192,163,036

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

W.E. Donoghue & Co., LLC. serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to investment advisory agreements with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund and Power Momentum Index Fund pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Power Floating Rate Index Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. For the year/period ended June 30, 2018, the Advisor earned fees as follows:

Management Fee
Power Income Fund	$1,895,771
Power Dividend Index Fund	8,042,908
Power Dividend Mid-Cap Index Fund	122,216
Power Floating Rate Index Fund	203,459
Power Momentum Index Fund	406,746

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the expenses of the Power Income Fund, Power Dividend Index, Power Dividend Mid-Cap Index Fund , Power Floating Rate Index Fund and Power Momentum Index Fund (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) at least until October 31, 2018, so that the total annual operating expenses do not exceed 2.25%, 3.00% and 2.00% of the average daily net assets of Class A, Class C and Class I shares, respectively, of each of the Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund and the Power Momentum Index Fund. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the reimbursement. For the year/period ended June 30, 2018 the Funds waived fees as follows:

Advisory Fees Waived
Power Income Fund	$—
Power Dividend Index Fund	—
Power Dividend Mid-Cap Index Fund	90
Power Floating Rate Index Fund	19
Power Momentum Index Fund	—

During the year/period ended June 30, 2018 the amount of advisory fees recouped during the period were as follows:

Advisory Fees Recaptured
Power Income Fund	$—
Power Dividend Index Fund	—
Power Dividend Mid-Cap Index Fund	—
Power Floating Rate Index Fund	—
Power Momentum Index Fund	15,514

As of June 30, 2018 the amount of advisory fees subject to recapture were as follows:

No Later Than
June 30, 2021
Power Income Fund	$—
Power Dividend Index Fund	—
Power Dividend Mid-Cap Index Fund	90
Power Floating Rate Index Fund	19

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the year/period ended June 30, 2018 the Funds incurred distribution fees as follows:

	Class A	Class C
Power Income Fund	$78,344	$48,871
Power Dividend Index Fund	631,577	570,475
Power Dividend Mid-Cap Index Fund	175	894
Power Floating Rate Index Fun	42	—
Power Momentum Index Fund	4,919	10,065

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During year/period ended June 30, 2018 the distributor received underwriter commissions as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Power Income Fund	$12,163	$2,271
Power Dividend Index Fund	498,675	95,547
Power Dividend Mid-Cap Index Fund	9,769	1,907
Power Floating Rate Index Fund	1,200	300
Power Momentum Index Fund	30,930	5,702

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. During the period ended June 30, 2018 GFS voluntarily waived fees in the amount of $2,570 and $5,233 for the Power Dividend Mid-Cap Index Fund and the Power Floating Rate Index Fund, respectively. The above mentioned fees are not subject to recapture.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

As a result of a trade error that occurred during the year ended June 30, 2018 the Advisor reimbursed the Power Momentum Index Fund in the amount of $84,505.

5.	REDEMPTION FEES

The Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund and Power Momentum Index Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 30 days. The redemption fee is paid directly to each of the respective Funds. For the year/period ended June 30, 2018 the Funds assessed redemption fees as follows:

	Class A	Class C	Class I
Power Dividend Index Fund	$30,055	$288	$4,820
Power Dividend Mid-Cap Index Fund	2	—	2,406
Power Floating Rate Index Fund	—	—	17,717
Power Momentum Index Fund	30	11	630

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years/periods ended June 30, 2018 and June 30, 2017 was as follows:

	For the year/period ended June 30, 2018			For the year/period ended June 30, 2017
	Ordinary	Long-Term		Ordinary	Long-Term
Fund	Income	Capital Gains	Total	Income	Capital Gains	Total
Power Income Fund	$5,604,887	$—	$5,604,887	$5,857,101	$—	$5,857,101
Power Dividend Index Fund	22,745,707	1,857,296	24,603,003	16,265,898	—	16,265,898
Power Dividend Mid-Cap Index Fund	243,974	—	243,974	—	—	—
Power Floating Rate Index Fund	1,039,782	—	1,039,782	—	—	—
Power Momentum Index Fund	2,039,002	—	2,039,002	53,819	—	53,819

As of June 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Power Income Fund	$494,645	$—	$(10,553,903)	$—	$(1,545,540)	$(1,270,643)	$(12,875,441)
Power Dividend Index Fund	36,823,707	68,818,130	—	—	—	(72,538,997)	33,102,840
Power Dividend Mid-Cap Index Fund	192,161	8,270	—	—	—	(1,139,198)	(938,767)
Power Floating Rate Index Fund	33,267	—	—	—	(8,675)	(886,163)	(861,571)
Power Momentum Index Fund	2,754,350	—	—	—	—	(337,049)	2,417,301

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses as follows.

Post October
Fund	Losses
Power Income Fund	$1,545,540
Power Floating Rate Index Fund	8,675

At June 30, 2018, the Power Income Fund had non-expiring capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	CLCF Utilized
Power Income Fund	$10,553,903	$—	$10,553,903	$—

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, and adjustments for non-deductible expenses and C-Corporation return of capital distributions, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2018 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
Fund	Capital	Income (Loss)	Gains (Loss)
Power Income Fund	$—	$—	$—
Power Dividend Index Fund	—	(117,027)	117,027
Power Dividend Mid-Cap Index Fund	(1,534)	20,808	(19,274)
Power Floating Rate Index Fund	(1,534)	1,534	—
Power Momentum Index Fund	—	1,506	(1,506)

Power Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	Depreciation	Depreciation
Power Income Fund	$166,600,853	$123,372	$(1,394,015)	$(1,270,643)
Power Dividend Index Fund	$816,451,156	$10,893,795	$(83,432,792)	$(72,538,997)
Power Dividend Mid-Cap Index Fund	$24,816,927	$404,573	$(1,543,771)	$(1,139,198)
Power Floating Rate Index Fund	$73,293,391	$—	$(886,163)	$(886,163)
Power Momentum Index Fund	$38,485,809	$336,705	$(673,754)	$(337,049)

8.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Power Momentum Index Fund (the “Fund”) currently invests a portion of its assets in the iShares 1-3 Year Treasury Bond ETF (the “iShares Portfolio”). The iShares Portfolio seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years. The Fund may redeem its investment from the iShares Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Portfolio. The financial statements of the iShares Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of June 30, 2018 the percentage of the Fund’s net assets invested in the iShares Portfolio was 38.3%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
TD Ameritrade, Inc.	Power Income Fund	35.20%
TD Ameritrade, Inc.	Power Dividend Index Fund	31.78%
TD Ameritrade, Inc.	Power Dividend Mid-Cap Index Fund	52.60%
Matrix Trust Company	Power Dividend Mid-Cap Index Fund	31.05%
TD Ameritrade, Inc.	Power Floating Rate Index Fund	45.36%
TD Ameritrade, Inc.	Power Momentum Index Fund	41.48%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust
and the Shareholders of Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund, and Power Momentum Index Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund, and Power Momentum Index Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust (the “Funds”), including the portfolios of investments, as of June 30, 2018, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2018, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended and their financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of these financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust since 2006.

Philadelphia, Pennsylvania
August 28, 2018

Power Funds
EXPENSE EXAMPLE (Unaudited)
June 30, 2018

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions fees on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	1/1/18	6/30/18	Period	6/30/18	Period

Power Income Fund – Class A	1.48%	$1,000.00	$985.10	$ 7.28	$1,017.46	$ 7.40
Power Income Fund – Class C	2.23%	$1,000.00	$981.40	$10.96	$1,013.74	$11.13
Power Income Fund – Class I	1.23%	$1,000.00	$985.40	$ 6.05	$1,018.70	$ 6.16
Power Dividend Index Fund – Class A	1.43%	$1,000.00	$939.70	$ 6.88	$1,017.70	$ 7.15
Power Dividend Index Fund – Class C	2.18%	$1,000.00	$936.70	$10.47	$1,013.98	$10.89
Power Dividend Index Fund – Class I	1.18%	$1,000.00	$942.00	$ 5.63	$1,018.99	$ 5.86
Power Dividend Mid-Cap Index Fund – Class A	2.25%	$1,000.00	$993.00	$11.12	$1,013.64	$11.23
Power Dividend Mid-Cap Index Fund – Class C	3.00%	$1,000.00	$988.70	$14.79	$1,009.92	$14.95
Power Dividend Mid-Cap Index Fund – Class I	1.89%	$1,000.00	$994.60	$ 9.35	$1,015.42	$ 9.44
Power Floating Rate Index Fund – Class A	2.25%	$1,000.00	$1,001.70	$11.17	$1,013.64	$11.23
Power Floating Rate Index Fund – Class C	3.00%	$1,000.00	$998.90	$14.88	$1,009.92	$14.95
Power Floating Rate Index Fund – Class I	1.13%	$1,000.00	$1,007.60	$ 5.62	$1,019.19	$ 5.66
Power Momentum Index Fund – Class A	1.85%	$1,000.00	$979.70	$ 9.08	$1,015.62	$ 9.25
Power Momentum Index Fund – Class C	2.60%	$1,000.00	$976.80	$12.74	$1,011.90	$12.97
Power Momentum Index Fund – Class I	1.60%	$1,000.00	$981.80	$ 7.86	$1,016.86	$ 8.00

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2018

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	6	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); and OFI Carlyle Private Credit Fund (since March 2018)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	6	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	6	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); previously, AdvisorOne Funds (2004-2013); and The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	6	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	6	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	6	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

6/30/18 – NLFT_v1

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2018

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
Richard Malinowski 80 Arkay Drive Hauppauge, NY 11788 Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration (2012- Present).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2017	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of June 30, 2018, the Trust was comprised of 80 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-779-7462.

6/30/18 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR
W.E. Donoghue & Co., LLC
One International Place
Suite 2920
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees	2016	2017	2018
Power Income Fund	$14,300	$14,300	$14,300
Power Dividend Index Fund	$13,800	$13,800	$14,300
Power Momentum Index Fund	N/A	$13,800	$14,300
Power Dividend Mid-Cap Index Fund	N/A	N/A	$13,800
Power Floating Rate Index Fund	N/A	N/A	$13,800

(b) Audit-Related Fees	2016	2017	2018
Power Income Fund	None	None	None
Power Dividend Index Fund	None	None	None
Power Momentum Index Fund	N/A	None	None
Power Dividend Mid-Cap Index Fund	N/A	N/A	None
Power Floating Rate Index Fund	N/A	N/A	None

(c) Tax Fees	2016	2017	2018
Power Income	$2,000	$2,200	$2,200
Power Dividend Index Fund	$2,000	$2,200	$2,200
Power Momentum Index Fund	N/A	$2,200	$2,200
Power Dividend Mid-Cap Index Fund	N/A	N/A	$2,200
Power Floating Rate Index Fund	N/A	N/A	$2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d) All Other Fees	2016	2017	2018
Power Income Fund	None	None	None
Power Dividend Index Fund	None	None	None
Power Momentum Index Fund	N/A	None	None
Power Dividend Mid-Cap Index Fund	N/A	N/A	None
Power Floating Rate Index Fund	N/A	N/A	None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Power Income Fund	2018	2017	2016
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

Power Dividend Index Fund	2018	2017	2016
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

Power Momentum Index Fund	2018	2017
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

Power Dividend Mid-Cap Index Fund	2018
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

Power Floating Rate Index Fund	2018
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	2018	2017	2016
Power Income Fund	$2,200	$2,200	$2,000
Power Dividend Index Fund	$2,200	$2,200	$2,000
Power Momentum Index Fund	$2,200	$2,200	N/A
Power Dividend Mid-Cap Index Fund	$2,200	N/A	N/A
Power Floating Rate Index Fund	$2,200	N/A	N/A

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/6/18